Financial Instruments and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities	$ 421,156	$ 617,004
Due to related parties	47,009	42,433
Total	468,165	659,437
Within 1 year [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities	421,156	617,004
Due to related parties	47,009	42,433
Total	468,165	659,437
Within 2-5 years [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Total